Assets and Disposal Groups Held For Sale - Additional Information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Loss on disposal group	¥ 0	¥ 3,213,000,000